Lease Liability	3 Months Ended
Mar. 31, 2019
Lease Liability
Lease Liability

NOTE 9 – Lease Liability

A.	Lease term and discount rate

The weighted-average remaining lease term (in years) and discount rate related to the operating leases were as follows:

Three Months Ended March 31, 2019
Weighted-average remaining lease term	1 year
Weighted-average discount rate	6.00%

As most of our leases do not provide an implicit rate, we use the prime rate based on the information available at the lease commencement date to determine the present value of lease payments.

B.	Maturity of lease liabilities

	Related Party	Others	Total
Remainder of 2019	$65,481	$415,815	$481,296
2020	16,695	205,254	221,949
Total lease payments	$82,176	$621,069	$703,245
Less: Imputed interest	(3,091)	(23,528)	(26,619)
Present value of lease liabilities	$79,085	$597,541	$676,626
Current portion	62,550	438,777	501,327
Non-current portion	$16,535	$158,764	$175,299